Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 261	R 255	R 549
Retirement benefit obligation	0	290	R 264
Total Other Provisions	261	545
Current portion of other provisions	65	19
Non-current portion of other provisions	R 196	R 526